Basis of Presentation and Going Concern (Narrative) (Details) - CAD ($)		1 Months Ended		12 Months Ended
	Mar. 27, 2020	Jul. 16, 2018	Feb. 15, 2018	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Basis Of Presentation And Going Concern [Line Items]
Cash and cash equivalents				$ 211,302	$ 480,051
Working capital				291,952
Accumulated deficit				$ 6,015,189	$ 4,133,011
Cultivar Holdings Ltd. [Member]
Disclosure Of Basis Of Presentation And Going Concern [Line Items]
Ownership interest percentage acquired				100.00%
CannIP Holdings Inc. [Member]
Disclosure Of Basis Of Presentation And Going Concern [Line Items]
Ownership interest percentage acquired		100.00%		100.00%
Cultivar JA Limited [Member]
Disclosure Of Basis Of Presentation And Going Concern [Line Items]
Ownership interest percentage acquired	49.00%		49.00%